Segment Information - Narrative (Q1) (Details) - Business	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Number of businesses	3		3
Gross Written Premiums | Geographic Concentration Risk | Michigan, Florida, Texas and Pennsylvania
Segment Reporting Information [Line Items]
Concentration risk			54.10%	50.60%	49.60%
Gross Written Premiums | Geographic Concentration Risk | Michigan, Texas, Oklahoma and California
Segment Reporting Information [Line Items]
Concentration risk	56.20%	55.70%